Certain Transactions (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended	9 Months Ended
	Nov. 01, 2021	Feb. 16, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Certain Transactions (Details) [Line Items]
Aggregate purchase price			$ 97.1
Exchange agreement description					In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing, and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earn-outs over 3 years.
Description of contingent payments					The total contingent payments could reach to a maximum aggregate amount of up to $40 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares.
Additional payment amount					$ 6.0
Retention period					3 years
Compensation expenses				$ 1.1	$ 3.3
Intangible asset					$ 71.0
Intangible asset useful-life					10 years
Aggregate purchase price	$ 33.8
Additional earn-out payment	15 years
Exchange for outstanding shares, percentage		100.00%
Based earn-outs over term		2 years
Changes in fair value of equity investment				$ 2.0	$ 1.2
XAAR [Member]
Certain Transactions (Details) [Line Items]
Remaining acquire share, percentage	55.00%